BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	May 15, 2022	Dec. 31, 2021	Aug. 10, 2021	Jun. 30, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares authorized	50,000,000		50,000,000				50,000,000
Common shares, par value, (per share)	$ 0.0001		$ 0.0001				$ 0.0001
Common shares, shares issued	3,162,500		3,162,500
Common shares, shares outstanding	3,162,500		3,162,500	3,162,500		2,875,000
New Dragonfly
Preferred stock, shares authorized	10,000,000		10,000,000				10,000,000
Preferred stock, par value	$ 0.0002		$ 0.0002
Preferred stock, shares issued	10,000,000		10,000,000				10,000,000
Convertible preferred stock outstanding	10,000,000		10,000,000		10,000,000		10,000,000	10,000,000
Common shares, shares authorized	40,000,000		40,000,000				40,000,000
Common shares, par value, (per share)	$ 0.0002	$ 0.0001	$ 0.0002				$ 0.0002
Common shares, shares issued	21,090,876		20,875,475				20,040,470	20,000,000
Common shares, shares outstanding	21,090,876		20,875,475				20,040,470